Capital and other commitments (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Capital and Other Commitments

	2022 $m	2021 $m
Contracts placed for expenditure not provided in the Group Financial Statements
Property, plant and equipment	5	13
Intangible assets	1	4
	6	17